DEBT - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Apr. 14, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Outstanding balance		$ 20,000	$ 20,000
Long-Term Debt, Excluding Current Maturities		19,779	19,779	$ 662
Other Debt
Debt Instrument [Line Items]
Long-Term Debt, Excluding Current Maturities		27	27
Senior Secured Credit Facility | Line of Credit
Debt Instrument [Line Items]
Borrowing capacity under credit agreement	$ 10,000	$ 30,000	$ 30,000
Debt term	24 months
Payment in kind interest rate		5.50%	5.50%
Debt issuance costs incurred	$ 352
Amortization of debt issuance costs			$ 7
Unamortized debt issuance costs		$ 345	345
Interest expense		$ 97	$ 97
Covenant term			3 years
Percentage of consolidated funded debt to capital ratio		45.00%	45.00%
Maximum consolidated funded debt to EBITDA ratio		3.25	3.25
Senior Secured Credit Facility | Line of Credit | Term Loan
Debt Instrument [Line Items]
Borrowing capacity under convertible bridge financing facility	$ 20,000	$ 20,000	$ 20,000
Senior Secured Credit Facility | Line of Credit | Term Loan | Prime Rate
Debt Instrument [Line Items]
Variable rate	0.75%
Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowing capacity under credit agreement		$ 10,000	$ 10,000
Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Variable rate	0.625%